LOANS RECEIVABLE, NET (Details)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Minimum [Member]
LOANS RECEIVABLE, NET (Details) [Line Items]
Interest rates on loans issued	9.00%	9.00%		6.25%
Term loans	1 year
Minimum [Member] | Hong Kong [Member]
LOANS RECEIVABLE, NET (Details) [Line Items]
Term loans		3 years
Maximum [Member]
LOANS RECEIVABLE, NET (Details) [Line Items]
Interest rates on loans issued		10.00%	10.50%	10.00%
Maximum [Member] | Hong Kong [Member]
LOANS RECEIVABLE, NET (Details) [Line Items]
Term loans		25 years